Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

NOTE 25 - ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table summarizes the changes within each classification of accumulated other comprehensive income, net of tax, for the year ended December 31, 2015 and December 31, 2014 and summarizes the significant amounts reclassified out of each component of accumulated other comprehensive income:

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2015 and 2014 (1)

	Unrealized Gains and Losses on Available-for-Sale Securities

	2015	2014
Accumulated other comprehensive income (loss), beginning of period	$51	$98

Other comprehensive loss before reclassifications	(72)	(47)
Less amount reclassified from accumulated other comprehensive loss (2)	12	-
Net current-period other comprehensive income (loss)	(60)	(47)

Accumulated other comprehensive income (loss), end of period	$(9)	$51

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)	There was $12 reclassified out of other comprehensive income for year ended December 31, 2015 due to an early redemption of a municipal security.